SUBSEQUENT EVENTS (Details) - Purchase of stake in Buzzoola ₽ in Millions	1 Months Ended
Feb. 28, 2023 RUB (₽)
SUBSEQUENT EVENTS
Percentage of stake purchased	67.00%
Contingent consideration recognised as of acquisition date	₽ 371
Percentage of investment in joint venture	67.00%